Interim Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Operating expenses
Research and development		$ 3,780	$ 6,080
General and administrative		1,969	1,736
Total operating expenses		5,749	7,816
Financing income, net		369	317
Loss before taxes		5,380	7,499
Taxes on income		0	0
Net loss for the period		$ 5,380	$ 7,499
Basic loss per Ordinary Share	[1]	$ 0.012	$ 0.026
Diluted loss per Ordinary Share		$ 0.012	$ 0.026
Weighted average number of Ordinary Shares outstanding, basic	[1]	459,829,621	285,111,876
Weighted average number of Ordinary Shares outstanding, diluted		459,829,621	285,111,876

[1]	1 American Depositary Share (ADS) represents 20 Ordinary Shares